[Graphic]

Federated Fund for U.S. Government Securities, Inc.

28TH SEMI-ANNUAL REPORT
SEPTEMBER 30, 1997

ESTABLISHED 1969

PRESIDENT'S MESSAGE
[Graphic]

Dear Fellow Shareholder:

I am pleased to present the 28th Semi-Annual Report to shareholders for Federated Fund for U.S. Government Securities, Inc., which was created in 1969.

This report covers the six-month reporting period from April 1, 1997, through September 30, 1997. It begins with an investment discussion with the fund's portfolio manager, Kathy Foody-Malus, Vice President, Federated Advisers. Following her discussion are graphs showing the fund's long-term investment performance, a complete listing of the fund's broadly diversified U.S. government bond portfolio, and the fund's financial statements.

To pursue an attractive level of income, the fund invests primarily in short- to intermediate-term U.S. government mortgage-backed securities along with U.S. Treasury notes and bonds. During the reporting period, the fund maintained a strong focus on mortgage-backed securities for their good, long-term value and their current yield.

As of September 30, 1997, 90% of the fund's $1.3 billion portfolio was invested in Government National Mortgage Association (GNMA) securities, 8% was in U.S. Treasuries, and the remainder was in other mortgage-backed securities, short-term issues, and overnight repurchase agreements. The fund's average effective duration was 3.2 years, and the weighted average coupon of its holdings was 7.79%. The fund's portfolio maintained its AAAf rating by Standard & Poor's, the highest rating given by this independent mutual fund rating service.*

Over the six-month reporting period, the fund's performance (based on net asset value) was consistent with that of the overall Treasury market as well as the average U.S. government bond fund:**

                 TOTAL      INCOME               SHARE
                 RETURN  DISTRIBUTIONS       PRICE GROWTH
 Class A Shares  6.46%      $0.26        $7.65 to $7.88 = 3%
 Class B Shares  5.87%      $0.23        $7.66 to $7.88 = 3%
 Class C Shares  5.99%      $0.22        $7.66 to $7.89 = 3%

* An AAAf rating means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change, and do not remove market risks.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the period (based on offering price) for Class A, B, and C Shares were 1.67%, 0.25%, and 4.92%, respectively.

I want to extend a warm welcome to former shareholders of William Penn U.S. Government Securities Income Fund who are now shareholders of Federated Fund for U.S. Government Securities, Inc. During the reporting period, the assets of William Penn U.S. Government Securities Income Fund were merged with Federated Fund for U.S. Government Securities, Inc.

Thank you for investing a portion of your wealth in this fund. Remember, reinvesting your earnings can be a convenient way to help build the value of your account--and help your shares increase through the benefit of monthly compounding.

Sincerely,

[Graphic]

J. Christopher Donahue

President

November 15, 1997

INVESTMENT REVIEW

[Graphic]


Kathy Foody-Malus
Vice President
Federated Advisers

[Graphic]

WHAT IS YOUR ANALYSIS OF THE CURRENT ECONOMIC SIGNALS AND THEIR EFFECT ON THE BOND MARKET DURING THE FIRST SIX MONTHS OF THE FUND'S FISCAL YEAR?

The initial read on third quarter 1997 data portrays a textbook model economy of balanced growth and moderate inflation. As the third quarter began, demand that had appeared to have softened in the second quarter, based upon initial releases, showed vigor. The pickup in spending has been reflected in increased housing sales and manufacturing activity. Overall, the U.S. economy looks to be advancing at a solid pace through the remainder of 1997.

This news, in combination with strong GDP growth, caused the U.S. bond market to be skittish during the third quarter. In this environment, the U.S. Treasury market continued to drift from data release to data release without any clear conviction. Of course, any action by the Federal Reserve Board will be reflected in the U.S. bond market.

For the first nine months of 1997, the mortgage sector outperformed the U.S. Treasury market on a duration-adjusted basis by 106 basis points. An important part of the mortgage out-performance has come from falling option volatility. The decline in volatility allowed investors to more efficiently manage the call risk of mortgage securities. The mortgage market also benefited from tightening spreads versus comparable duration to U.S. Treasuries. Despite the tightening yield spreads, mortgages remained attractive versus spreads on alternative fixed-income products.

However, the third quarter produced many irregular relationships in the form of declining interest rates, a flattening yield curve, real yields increasing, and volatility declining. These conditions were not favorable for the mortgage market, yet mortgages performed relatively well given this environment.

[Graphic]

AS MORTGAGE-BACKED SECURITIES CONTINUED TO BE A RELATIVELY BRIGHT SPOT IN THE FIXED-INCOME MARKET, DID YOU MAINTAIN THE PORTFOLIO'S EMPHASIS ON THIS SECTOR?

Yes. At the end of the reporting period, the portfolio was 90% weighted in agency mortgage securities due to attractive valuations versus other high-grade, fixed-income assets.

As of September 30, 1997, the portfolio composition was:

Government National Mortgage Association   90.7%
U.S. Treasury Obligations                   8.0%
Federal National Mortgage Association       0.1%
Cash                                        7.5%

[Graphic]

HOW DID FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. PERFORM FOR SHAREHOLDERS IN TERMS OF TOTAL RETURN AND INCOME DURING THE FIRST SIX MONTHS OF ITS FISCAL YEAR?

For the six-month reporting period that ended on September 30, 1997, investors in the fund's Class A, B, and C Shares received a total net return of 6.46%, 5.87%, and 5.99%, respectively, based on net asset value.*

The fund's six-month returns were consistent with those of the 5-year Treasury market overall and the average U.S. government mortgage fund. For the six-month reporting period, in comparison, the Merrill Lynch 5-Year and 10-Year U.S. Treasury Note Indices returns were 6.24% and 9.03%, respectively.** The total return for the Lipper U.S. Mortgage Fund Average was 6.46%.+

In terms of income, the fund's Class A, B, and C Shares paid monthly dividends totaling $0.26, $0.23, and $0.22 per share, respectively.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price for Class A, B, and C Shares were 1.67%, 0.25%, and 4.92%, respectively, for the reporting period.

** Merrill Lynch 5-Year and 10-Year Treasury Note Indices comprise the most recently issued 5-year and 10-year U.S. Treasury notes. Index returns are calculated as total returns for periods of 1, 3, 6, and 12 months as well as year-to-date. Indices are unmanaged, and investments cannot be made in an index.

+ Lipper U.S. Mortgage Funds Average represents the average of the total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the U.S. mortgage funds category. The category contains funds that invest at least 65% of assets in mortgages/securities issued or guaranteed as to the principal and interest by the U.S. government and certain federal agencies. This figures does not reflect sales charges.

[Graphic]

AS WE LEAVE 1997, WHAT DO YOU SEE AHEAD FOR THE MORTGAGE-BACKED MARKET, AND WHAT IS YOUR STRATEGY FOR THE FUND?

Going forward, the primary risk facing the mortgage market is a continuing rally in the Treasury market. Currently, 75% of the mortgage market is priced above par. If rates on the 10-year Treasury note were to decline by 35 basis points, there would be a major refinancing wave. The strategy of the fund to guard against the potential impact of such an occurrence is to favor collateral that offers protection against prepayment risk. In addition, the fund plans to continue to hold a position in U.S. Treasuries to enhance call protection.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $28,000 IN THE CLASS A SHARES OF FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. ON 10/6/69, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $217,224 ON 9/30/97. YOU WOULD HAVE EARNED A 7.60%* AVERAGE ANNUAL TOTAL RETURN FOR THE 28-YEAR INVESTMENT LIFESPAN -- QUITE ATTRACTIVE FOR A GOVERNMENT INCOME FUND, ESPECIALLY DURING A TIME WHEN THE ECONOMIC MARKETS WENT THROUGH SEVERAL CYCLES.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/97, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 4.51%, 4.52%, and 7.52%, respectively. The Class B Shares' average annual one-year and since inception (7/25/94) total returns were 2.73% and 5.97%, respectively. The Class C Shares' average annual one-year and since inception (4/26/93) total returns were 7.51% and 4.60%, respectively.**

[Graphic]

* Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an intitial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, and the 1.00% contingent deferred sales charge for Class C Shares.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 28 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $100,731.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Fund for U.S. Government Securities, Inc. on 10/6/69, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $28,000, but your account would have reached a total value of $100,731* by 9/30/97. You would have earned an average annual total return of 7.91%.

A practical investment plan helps you pursue long-term performance from U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time.
Put time, money, and compounding to work.

[Graphic]

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR CURRENT INCOME

Ten years ago, on September 30, 1987, Anne and Denny Laughlin, an imaginary working couple with no children, had to decide how to invest a $100,000 inheritance from her late father's estate. They chose Federated Fund for U.S. Government Securities, Inc. because it invests in government securities which traditionally are some of the safest, most creditworthy securities issued in America.

They like the way they can use their Federated Fund for U.S. Government Securities, Inc. account for an occasional extravagance--like a $50,000 Jaguar--without touching their original principal.

The Laughlin's account totaled $204,666 as of 9/30/97 for an average annual total return of 7.49%.*

[Graphic]

* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results. Fund shares are not guaranteed and their value will fluctuate.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                          VALUE
 LONG-TERM U.S. GOVERNMENT OBLIGATIONS--98.8%
                         FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
 $               9,370   11.000%, 12/1/2017                  $        10,372
                56,359   11.750%, 1/1/2011                            64,671
                10,664   12.000%, 6/1/2000                            11,335
                23,664   12.500%, 5/1/2000 - 10/1/2012                25,226
                 9,226   12.750%, 1/1/2013 - 10/1/2013                10,622
                65,480   13.000%, 11/1/1999 - 2/1/2015                74,712
                63,194   13.250%, 3/1/2014                            73,374
                17,257   13.500%, 10/1/2013                           20,067
                44,573   13.750%, 1/1/2011 - 10/1/2011                52,074
                   341   14.000%, 12/1/2012                              388
               137,850   14.500%, 12/1/2011 - 10/1/2012              160,463
                 8,893   14.750%, 8/1/2011                            10,363
                 4,097   15.500%, 8/1/2011                             5,088
                           Total                                     518,755
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
               281,209   11.000%, 10/1/2010                          316,043
                 6,168   11.750%, 10/1/2015                            7,084
                 7,301   12.000%, 6/1/1998 - 1/1/2013                  7,766
                11,580   12.250%, 3/1/2005 - 8/1/2013                 12,606
                10,232   12.500%, 8/1/2013                            11,872
               103,881   12.750%, 10/1/2010 - 4/1/2015               119,839
                42,048   13.000%, 6/1/2000 - 8/1/2015                 48,054
               203,089   13.500%, 10/1/2014 - 12/1/2014              237,423
                 3,551   13.750%, 6/1/2014                             4,138
                 6,227   14.000%, 11/1/2014                            7,295

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

  PRINCIPAL
   AMOUNT                                                          VALUE
 LONG-TERM U.S. GOVERNMENT OBLIGATIONS--CONTINUED
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION--CONTINUED
 $              47,730   14.500%, 11/1/2012                  $        55,919
                 7,703   15.000%, 10/1/2012                            9,024
                           Total                                     837,063
                       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--90.7%
           105,616,750   6.500%, 11/15/2023 - 12/15/2025         103,805,269
           243,364,062   7.000%, 7/15/2023 - 10/15/2027          244,017,844
           277,057,363 (a)7.500%, 12/15/2021 - 10/15/2027        282,788,675
           261,932,385 (a)8.000%, 5/15/2017 - 10/15/2027         271,914,507
            79,040,665 (a)8.500%, 11/15/2017 - 10/15/2027         83,298,920
            92,431,478   9.000%, 10/15/2017 - 11/15/2024         100,115,812
            41,767,250   9.500%, 9/15/2016 - 9/15/2026            45,474,266
            23,225,069   10.000%, 4/15/2016 - 8/15/2020           25,692,602
             8,070,122   10.500%, 11/15/1997 - 10/15/2019          9,027,156
             8,724,401   11.000%, 12/15/2009 - 10/15/2019          9,916,461
                   573   11.250%, 9/20/2015                              648
            11,560,321   11.500%, 10/20/1999 - 9/15/2018          13,457,517
                76,731   11.750%, 7/15/2013 - 9/20/2015               87,492
             9,790,713   12.000%, 2/20/1999 - 1/15/2016           11,418,925
             1,262,356   12.500%, 7/15/1999 - 5/15/2015            1,484,515
                 7,311   12.750%, 11/15/1999                           8,764
             1,675,652   13.000%, 9/15/1999 - 12/15/2014           2,011,469
                11,334   13.500%, 9/20/1999                           11,751
                25,252   13.750%, 9/15/2014                           29,513
                           Total                               1,204,562,106

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

  PRINCIPAL
   AMOUNT                                                          VALUE
 LONG-TERM U.S. GOVERNMENT OBLIGATIONS--CONTINUED
                         SMALL BUSINESS ADMINISTRATION--0.0%
 $           1,367,380   1.394%, 11/20/2003                  $        48,959
                34,043   10.125%, 3/25/2000                           34,858
                           Total                                      83,817
                         U.S. TREASURY BONDS AND NOTES--8.0%
            15,000,000   5.750%, 12/31/1998                       15,014,550
            10,000,000   5.875%, 11/15/1999                       10,011,500
             7,000,000   6.125%, 9/30/2000                         7,045,990
             8,000,000   6.250%, 2/15/2003                         8,080,400
            14,000,000   6.375%, 4/30/1999 - 9/30/2001            14,165,690
            10,400,000   6.500%, 5/31/2001                        10,583,456
             2,000,000   7.000%, 7/15/2006                         2,109,220
            10,000,000   7.125%, 2/15/2023                        10,791,300
            10,000,000   7.500%, 2/15/2005                        10,797,200
             4,000,000   8.000%, 8/15/1999                         4,154,160
             1,000,000   8.125%, 8/15/2019                         1,190,990
            10,000,000   8.750%, 5/15/2017                        12,529,200
                           Total                                 106,473,656
                           TOTAL LONG-TERM U.S. GOVERNMENT
                           OBLIGATIONS
                           (IDENTIFIED COST $1,275,364,222)    1,312,475,397

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.

  PRINCIPAL
   AMOUNT                                                          VALUE
 (B)REPURCHASE AGREEMENTS--7.5%
 $          17,225,000   BT Securities Corp., 6.070%, dated     $    17,225,000
                         9/30/1997, due 10/1/1997
            47,700,000 (c) Credit Suisse First Boston,               47,700,000
                           5.540%, dated 9/18/1997, due
                           10/20/1997
            35,000,000 (c) UBS Securities, Inc., 5.540%,             35,000,000
                           dated 9/18/1997, due 10/20/1997
                           TOTAL REPURCHASE AGREEMENTS (AT           99,925,000
                           AMORTIZED COST)
                           TOTAL INVESTMENTS (IDENTIFIED        $ 1,412,400,397
                           COST $1,375,289,222)(D)

(a) This security is subject to dollar roll transactions.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) The cost of investments for federal tax purposes amounts to $1,375,289,222. The net unrealized appreciation of investments on a federal tax basis amounts to $37,111,175 which is comprised of $37,557,803 appreciation and $446,628 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($1,328,204,434) at September 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value                           $   1,412,400,397
 (identified and tax cost $1,375,289,222)
 Income receivable                                                          11,518,768
 Receivable for investments sold                                            23,427,997
 Receivable for shares sold                                                    269,738
 Prepaid expenses                                                              190,241
   Total assets                                                          1,447,807,141
 LIABILITIES:
 Payable for investments purchased                 $ 72,391,669
 Payable for shares redeemed                            390,195
 Income distribution payable                          7,145,544
 Payable to Bank                                      2,923,986
 Payable for dollar roll transactions                36,040,283
 Accrued expenses                                       711,030
   Total liabilities                                                       119,602,707
 NET ASSETS for 168,563,602 shares outstanding                      $    1,328,204,434
 NET ASSETS CONSIST OF:
 Paid in capital                                                    $    1,471,790,466
 Net unrealized appreciation of investments                                 37,111,175
 Accumulated net realized loss on investments                             (183,904,207)
 Undistributed net investment income                                         3,207,000
   Total Net Assets                                                 $    1,328,204,434
 NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($1,176,485,256 /                                     $7.88
 149,321,317 shares outstanding)
 Offering Price Per Share (100/95.50 of $7.88)*                                  $8.25
 Redemption Proceeds Per Share                                                   $7.88
 CLASS B SHARES:
 Net Asset Value Per Share ($100,620,492 /                                       $7.88
 12,762,494 shares outstanding)
 Offering Price Per Share                                                        $7.88
 Redemption Proceeds Per Share (94.50/100 of                                     $7.45
 $7.88)**
 CLASS C SHARES:
 Net Asset Value Per Share ($51,098,686 /                                        $7.89
 6,479,791 shares outstanding)
 Offering Price Per Share                                                        $7.89
 Redemption Proceeds Per Share (99.00/100 of                                     $7.81
 $7.89)**

* See "Purchasing Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $275,226)                              $  50,503,621
 EXPENSES:
 Investment advisory fee                                           $3,715,113
 Administrative personnel and services fee                            509,743
 Custodian fees                                                        58,355
 Transfer and dividend disbursing agent fees and                      662,275
 expenses
 Directors'/Trustees' fees                                              3,175
 Auditing fees                                                         10,940
 Legal fees                                                            14,969
 Portfolio accounting fees                                             85,553
 Distribution services fee--Class B Shares                            377,686
 Distribution services fee--Class C Shares                            201,538
 Shareholder services fee--Class A Shares                           1,494,817
 Shareholder services fee--Class B Shares                             125,896
 Shareholder services fee--Class C Shares                              67,179
 Share registration costs                                              23,696
 Printing and postage                                                  89,430
 Insurance premiums                                                     7,559
 Taxes                                                                118,975
 Miscellaneous                                                         14,882
   Total expenses                                                   7,581,781
 Waivers --
   Waiver of shareholder services fee--Class A       $ (624,539)
   Shares
   Waiver of shareholder services fee--Class B           (1,625)
   Shares
   Waiver of shareholder services fee--Class C           (1,229)
   Shares
      Total waivers                                                   (627,393)
         Net expenses                                                               6,954,388
            Net investment income                                                  43,549,233
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                  (1,615,448)
 Net change in unrealized appreciation of                                          41,247,169
 investments
   Net realized and unrealized gain on investments                                 39,631,721
      Change in net assets resulting from                                       $  83,180,954
      operations

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                              ENDED
                                            (UNAUDITED)                  YEAR ENDED
                                            SEPTEMBER 30,                  MARCH 31,
                                               1997                        1997

INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                 $    43,549,233              $   91,996,880
 Net realized gain (loss) on
 investments ($1,615,448 and
 $20,479,836 net loss
 respectively, as computed for
 federal
 tax purposes)                              (1,615,448)                (22,638,986)
 Net change in unrealized                   41,247,169                  (2,749,753)
 appreciation/depreciation
  Change in net assets                      83,180,954                  66,608,141
  resulting from operations
 NET EQUALIZATION CREDITS                     (426,711)                 (1,276,332)
 (DEBITS)--
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net
 investment income
  Class A Shares                           (44,538,295)                (80,122,258)
  Class B Shares                            (2,884,234)                 (5,509,826)
  Class C Shares                            (1,518,014)                 (3,782,566)
  Change in net assets
  resulting from
  distributions
  to shareholders                          (48,940,543)                (89,414,650)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares               90,557,046                 153,017,859
 Net asset value of shares
 issued to shareholders in
 payment
 of distributions declared                  27,901,581                  55,974,907
 Cost of shares redeemed                  (157,420,334)               (354,947,794)
  Change in net assets                     (38,961,707)               (145,955,028)
  resulting from share
  transactions
  Change in net assets                      (5,148,007)               (170,037,869)
 NET ASSETS:
 Beginning of period                     1,333,352,441               1,503,390,310
 End of period (including
 undistributed net investment
 income
 of $3,207,000 and $9,025,021,       $   1,328,204,434              $1,333,352,441
 respectively)

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS
                                  ENDED
                               (UNAUDITED)
                                SEPTEMBER                          YEAR ENDED MARCH 31,
                                   30,
                                   1997         1997         1996         1995        1994          1993
 NET ASSET VALUE,                  $ 7.65       $ 7.78       $ 7.67       $ 7.89       $ 8.50       $ 8.51
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income               0.22         0.51         0.54         0.57         0.63         0.71
 Net realized and
 unrealized gain (loss)
 on investments                      0.27        (0.14)        0.12        (0.23)       (0.61)       (0.03)
 Total from investment               0.49         0.37         0.66         0.34         0.02         0.68
 operations
 LESS DISTRIBUTIONS
 Distributions from net             (0.26)       (0.50)       (0.55)       (0.56)       (0.63)       (0.69)
 investment income
 NET ASSET VALUE, END OF           $ 7.88       $ 7.65       $ 7.78       $ 7.67       $ 7.89       $ 8.50
 PERIOD
 TOTAL RETURN(A)                     6.46%        4.88%        8.77%        4.59%        0.13%        8.31%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                            0.93%*       0.95%        0.95%        0.95%        0.88%        0.83%
 Net investment income               6.55%*       6.60%        6.80%        7.41%        7.50%        8.33%
 Expense                             0.10%*       0.12%        0.11%        0.02%          --           --
 waiver/reimbursement(b)
 SUPPLEMENTAL DATA
 Net assets, end of            $1,176,485   $1,177,071   $1,330,272   $1,367,710   $1,693,293   $1,844,712
 period (000 omitted)
 Portfolio turnover                    28%         120%         157%         154%         149%          52%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                           SEPTEMBER 30,       YEAR ENDED MARCH 31,
                                               1997          1997       1996      1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 7.66     $ 7.78     $ 7.67    $ 7.75
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.23       0.44       0.49      0.37
  Net realized and unrealized gain (loss)
  on investments                                   0.22      (0.13)      0.11     (0.06)
  Total from investment operations                 0.45       0.31       0.60      0.31
 LESS DISTRIBUTIONS
  Distributions from net investment income        (0.23)     (0.43)     (0.49)    (0.37)
  Distributions in excess of net                     --         --         --     (0.02)
  investment income(b)
  Total distributions                             (0.23)     (0.43)     (0.49)    (0.39)
 NET ASSET VALUE, END OF PERIOD                  $ 7.88     $ 7.66     $ 7.78    $ 7.67
 TOTAL RETURN(C)                                   5.87%      4.13%      7.90%     4.13%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                        1.78%*      1.80%      1.78%    1.76%*
  Net investment income                           5.70%*      5.75%      5.93%    7.02%*
  Expense waiver/reimbursement(d)                 0.00%*      0.02%      0.04%    0.06%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)      $100,620   $100,439    $93,169   $34,276
  Portfolio turnover                                28%       120%       157%      154%

* Computed on an annualized basis.

(a) Reflects operations for the period from July 25, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                     ENDED
                                  (UNAUDITED)
                                   SEPTEMBER               YEAR ENDED MARCH
                                      30,                         31,
                                     1997       1997      1996      1995     1994(A)(B)
 NET ASSET VALUE, BEGINNING OF         $ 7.66    $ 7.78    $ 7.67     $ 7.89      $ 8.54
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.22      0.45      0.47       0.51        0.54
  Net realized and unrealized
  gain (loss)
  on investments                         0.23     (0.13)     0.12      (0.23)      (0.63)
  Total from investment                  0.45      0.32      0.59       0.28       (0.09)
  operations
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                     (0.22)    (0.44)    (0.48)     (0.50)      (0.54)
  Distributions in excess of net
  investment income(c)                     --       --        --         --        (0.02)
  Total distributions                   (0.22)    (0.44)    (0.48)     (0.50)      (0.56)
 NET ASSET VALUE, END OF PERIOD        $ 7.89    $ 7.66    $ 7.78     $ 7.67      $ 7.89
 TOTAL RETURN(D)                         5.99%     4.14%     7.85%      3.72%      (1.17%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                               1.78%*    1.80%     1.79%      1.79%       1.81%*
  Net investment income                  5.70%*    5.74%     5.96%      6.56%       6.45%*
  Expense                                0.00%*    0.02%     0.02%      0.02%          --
  waiver/reimbursement(e)
 SUPPLEMENTAL DATA
  Net assets, end of period (000      $51,099    $55,842   $79,949    $80,519    $103,433
  omitted)
  Portfolio turnover                      28%     120%      157%       154%        149%

* Computed on an annualized basis.

(a) As of July 29, 1994, Select Shares were no longer offered and were reclassified as Class C Shares. For the year ended March 31, 1994, Select Shares' net assets (000 omitted) were $1,751.

(b) Reflects operations for the period from April 26, 1993 (date of initial public offering) to March 31, 1994.

(c) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Fund for U.S. Government Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At March 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $180,107,709 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION      EXPIRATION
    YEAR           AMOUNT
    1999         $   4,037,707
    2000             2,560,450
    2001             5,923,640
    2002            19,160,797
    2003           123,323,419
    2004             4,621,860
    2005            20,479,836

EQUALIZATION-- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS-- The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1997, par value shares ($0.001 per share) authorized were as follows:

                  NUMBER OF
                 PAR VALUE
               CAPITAL STOCK
 CLASS NAME      AUTHORIZED
 Class A        750,000,000
 Class B        500,000,000
 Class C        750,000,000
  Total       2,000,000,000

Transactions in capital stock were as follows:

                                   SIX MONTHS ENDED                   YEAR ENDED
                                  SEPTEMBER 30, 1997                MARCH 31, 1997
 CLASS A SHARES                 SHARES             AMOUNT          SHARES          AMOUNT
 Shares sold                     9,699,490   $    74,932,373     13,802,678   $  106,373,098
 Shares issued to
 shareholders in
 payment of                      2,651,956        25,853,175      6,594,535       50,648,967
 distributions declared
 Shares redeemed               (16,869,832)     (130,667,094)   (37,560,941)    (288,629,597)
  Net change resulting
  from Class A
  Share transactions            (4,518,386)   $  (29,881,546)   (17,163,728)  $ (131,607,532)
                                      SIX MONTHS ENDED                 YEAR ENDED
                                      SEPTEMBER 30, 1997              MARCH 31, 1997
 CLASS B SHARES                  SHARES          AMOUNT           SHARES         AMOUNT
 Shares sold                     1,583,718   $    12,375,055      4,065,970   $   31,504,278
 Shares issued to
 shareholders in
 payment of distributions          177,290         1,382,766        420,703        3,252,961
 declared
 Shares redeemed                (2,115,025)      (16,503,405)    (3,348,106)     (25,930,245)
  Net change resulting from
  Class B Share                   (354,017)   $   (2,745,584)     1,138,567   $    8,826,994
  transactions
                                    SIX MONTHS ENDED                  YEAR ENDED
                                   SEPTEMBER 30, 1997               MARCH 31, 1997
 CLASS C SHARES                   SHARES          AMOUNT          SHARES          AMOUNT
 Shares sold                       415,504   $     3,249,618      1,953,059   $   15,140,483
 Shares issued to
 shareholders in
 payment of distributions           85,350           665,640        268,312        2,072,979
 declared
 Shares redeemed                (1,312,653)      (10,249,835)    (5,206,746)     (40,387,952)
  Net change resulting
  from Class C
  Share transactions              (811,799)   $   (6,334,577)    (2,985,375)  $  (23,174,490)
  Net change resulting
  from
  share transactions            (5,684,202)   $  (38,961,707)   (19,010,536)  $ (145,955,028)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of 0.25% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE-- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                           PERCENTAGE OF AVERAGE
 SHARE CLASS NAME        DAILY NET ASSETS OF CLASS
 Class B Shares                   0.75%
 Class C Shares                   0.75%

SHAREHOLDER SERVICES FEE-- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL-- Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1997, were as follows:

PURCHASES $481,713,970
SALES     $373,885,096

DIRECTORS
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]

Cusip 314182106
Cusip 314182205
Cusip 314182304
8110105 (11/97)

[Graphic]





                  FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/6/69 to 9/30/97. The "y" axis is measured in increments of $50,000 ranging from $0 to $250,000 and indicates that the ending value of a hypothetical initial investment of $28,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends and the initial 4.50% sales charge, would have grown to $217,224 on 9/30/97.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/6/69 to 9/30/97. The "y" axis is measured in increments of $20,000 ranging from $0 to $120,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $100,731 on 9/30/97.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 9/30/87 to 9/30/97. The "y" axis is measured in increments of $40,000 ranging from $0 to $240,000 and indicates that the ending value of a hypothetical initial investment of $100,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $204,666 on 9/30/97.